Share-based Payment Arrangements - Summary of Options Granted Priced Using Binomial Option Pricing Model (Detail)		1 Months Ended
	May 16, 2017 TWD ($) yr	Sep. 30, 2017 USD ($) yr	Jul. 31, 2016 USD ($) yr	Jul. 31, 2015 USD ($) yr	Jul. 31, 2014 USD ($) yr	Jul. 31, 2013 USD ($) yr	Jul. 31, 2012 USD ($) yr	Jul. 31, 2011 USD ($) yr	Jul. 31, 2010 USD ($) yr
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	$ 68.92	$ 1.28	$ 2.26	$ 1.88	$ 1.36	$ 1.36	$ 1.25	$ 0.80	$ 0.80
Exercise price	$ 68.92	$ 1.28	$ 2.26		$ 1.36		$ 0.80
Expected volatility	37.33%	38.33%	39.34%	36.37%	50.86%	50.58%	52.25%		59.16%
Expected life | yr	0.02	10	10	10	10	10	10	10	10
Risk-free interest rate	0.08%	1.1027%	1.46%	2.43%	2.58%	2.50%	1.61%		2.954%
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price				$ 1.36		$ 0.80		$ 0.20	$ 0.20
Expected volatility								54.26%
Risk-free interest rate								2.96%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price				$ 1.88		$ 1.36		$ 0.80	$ 0.80
Expected volatility								54.44%
Risk-free interest rate								3.22%